Ordinary Shares	12 Months Ended
Sep. 30, 2023
Ordinary Shares [Abstract]
ORDINARY SHARES

NOTE 13. ORDINARY SHARES

The Company’s authorized share capital is HK$7,500,000 divided into 750,000,000 ordinary shares of par value HK$0.01 each. On March 11, 2021 and April 16, 2021, the Company issued 1 and 949 ordinary shares to its then shareholder, respectively. With the effect of resolutions passed by board of directors on February 27, 2023 and June 20, 2023, 9,000 and 11,990,000 ordinary shares were issued with a par value of HK$0.01, respectively. The issuances were considered as being part of the Reorganization of the Group and was retrospectively applied as if the transaction occurred at beginning of the period presented.

On April 29, 2021, the Company entered into a subscription agreement (the “Subscription Agreement”) with its existing shareholder and two investors (together the “Subscribers”). Pursuant to the Subscription Agreement, the Company has allotted and issued 50 shares in aggregate to the Subscribers at a cash consideration of HK$160,000 per ordinary share. A total of HK$8.0 million was received by the Company.

Shares subscription receivables

Shares subscription receivables represents the receivable for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retroactive basis. It has no payment terms nor any interest receivable accrual.